Lease Right-of-Use Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right of use assets	$ 13.8	$ 13.7	$ 12.7
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right of use assets	7.4	7.1	6.2
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right of use assets	$ 6.4	$ 6.6	$ 6.5